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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: March 31, 1999
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York            May 14, 1999

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:         5

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:   $162,157 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC

ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act; in particular, these include Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F report by
K. Lipper on behalf of himself and each such entity.

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
         Col. 1               Col. 2        Col. 3         Col. 4        Col. 5     Col. 6      Col. 7               Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fair Market   Shares or                                 Voting Authority
                                                            Val        Principal   Investment   Other         ----------------------
Name of Issuer             Title of Class   CUSIP No.     (x$1000)       Amt       Discretion  Managers        Sole   Shared   None
--------------             --------------  -----------  ------------   ---------   ----------  --------       ------  ------  ------
Adaptec Inc                4.75% Conv '04  00651F AC 2      1,764     2,125,000    Shared-Def   2,3,5
Adaptec Inc                4.75% Conv '04  00651F AC 2        415       500,000    Shared-Def    2,3
Adaptec Inc                4.75% Conv '04  00651F AC 2        830     1,000,000    Shared-Def
Adaptec Inc                4.75% Conv '04  00651F AC 2        311       375,000    Shared-Def   1,2,3
American Home Products          Com        026609 10 7      2,597        39,800    Shared-Def    2,3          39,800
American Home Products          Com        026609 10 7      1,657        25,400    Shared-Def                 25,400
American Home Products          Com        026609 10 7        705        10,800    Shared-Def   1,2,3         10,800
American Home Products          Com        026609 10 7      5,050        77,400    Shared-Def   2,3,5         77,400
Compaq Computer                 Com        204493 10 0      3,609       113,900    Shared-Def    2,3         113,900
Compaq Computer                 Com        204493 10 0      1,426        45,000    Shared-Def                 45,000
Compaq Computer                 Com        204493 10 0      1,435        45,300    Shared-Def   1,2,3         45,300
Compaq Computer                 Com        204493 10 0     10,527       332,200    Shared-Def   2,3,5        332,200
Delta & Pine Ld Co              Com        247357 10 6      1,125        36,600    Shared-Def                 36,600
E I Dupont De Nemours Co        Com        263534 10 9     10,666       183,700    Shared-Def    2,3         183,700
E I Dupont De Nemours Co        Com        263534 10 9      1,219        21,000    Shared-Def                 21,000
E I Dupont De Nemours Co        Com        263534 10 9      1,068        18,400    Shared-Def   1,2,3         18,400
E I Dupont De Nemours Co        Com        263534 10 9      7,757       133,600    Shared-Def   2,3,5        133,600
General Motors Corp Cl H        Com        370442 83 2      6,259       124,100    Shared-Def    2,3         124,100
General Motors Corp Cl H        Com        370442 83 2      3,581        71,000    Shared-Def                 71,000
General Motors Corp Cl H        Com        370442 83 2      1,281        25,400    Shared-Def   1,2,3         25,400
General Motors Corp Cl H        Com        370442 83 2      9,054       179,500    Shared-Def   2,3,5        179,500
Gillette Co                     Com        375766 10 2      4,921        82,800    Shared-Def    2,3          82,800
Gillette Co                     Com        375766 10 2      1,474        24,800    Shared-Def                 24,800
Gillette Co                     Com        375766 10 2        886        14,900    Shared-Def   1,2,3         14,900
Gillette Co                     Com        375766 10 2      7,703       129,600    Shared-Def   2,3,5        129,600
HealthSouth Corp           3.25% Conv '03  421924 AF 8      1,435     1,750,000    Shared-Def   2,3,5
HealthSouth Corp           3.25% Conv '03  421924 AF 8        410       500,000    Shared-Def    2,3
HealthSouth Corp           3.25% Conv '03  421924 AF 8        410       500,000    Shared-Def
Hexcel Corporation          7% Conv '03    428291 AA 6      1,750     2,125,000    Shared-Def   2,3,5
Hexcel Corporation          7% Conv '03    428291 AA 6        462       561,000    Shared-Def    2,3
Hexcel Corporation          7% Conv '03    428291 AA 6      1,030     1,250,000    Shared-Def
Hexcel Corporation          7% Conv '03    428291 AA 6        206       250,000    Shared-Def   1,2,3
Honeywell Inc                   Com        438506 10 7      5,019        66,200    Shared-Def    2,3          66,200
Honeywell Inc                   Com        438506 10 7      1,403        18,500    Shared-Def                 18,500
Honeywell Inc                   Com        438506 10 7        902        11,900    Shared-Def   1,2,3         11,900
Honeywell Inc                   Com        438506 10 7      7,839       103,400    Shared-Def   2,3,5        103,400
J.D. Edwards & Co               Com        281667 10 5      2,732       228,900    Shared-Def    2,3         228,900
J.D. Edwards & Co               Com        281667 10 5        605        50,700    Shared-Def                 50,700
J.D. Edwards & Co               Com        281667 10 5        372        31,200    Shared-Def   1,2,3         31,200
J.D. Edwards & Co               Com        281667 10 5      2,705       226,600    Shared-Def   2,3,5        226,600
Loral Corp                      Com        G56462 10 7      1,617        92,000    Shared-Def    2,3          92,000
Loral Corp                      Com        G56462 10 7        289        20,000    Shared-Def                 20,000
Loral Corp                      Com        G56462 10 7        290        20,100    Shared-Def   1,2,3         20,100
Loral Corp                      Com        G56462 10 7      2,135       147,900    Shared-Def   2,3,5        147,900
Mascotech Inc              4.5% Conv '03   574670 AB 1      2,118     2,750,000    Shared-Def   2,3,5
Mascotech Inc              4.5% Conv '03   574670 AB 1        674       875,000    Shared-Def    2,3
Mascotech Inc              4.5% Conv '03   574670 AB 1      1,540     2,000,000    Shared-Def
Mascotech Inc              4.5% Conv '03   574670 AB 1        289       375,000    Shared-Def   1,2,3
Monsanto Company                Com        611662 10 7      5,903       128,500    Shared-Def    2,3         128,500
Monsanto Company                Com        611662 10 7      1,566        34,100    Shared-Def                 34,100
Monsanto Company                Com        611662 10 7      1,167        25,400    Shared-Def   1,2,3         25,400
Monsanto Company                Com        611662 10 7      8,319       181,100    Shared-Def   2,3,5        181,100
Omnicare Inc.               5% Conv '07    681904 AD0       2,173     2,750,000    Shared-Def   2,3,5
Omnicare Inc.               5% Conv '07    681904 AD0       1,876     2,375,000    Shared-Def    2,3
Omnicare Inc.               5% Conv '07    681904 AD0       1,580     2,000,000    Shared-Def
Omnicare Inc.               5% Conv '07    681904 AD0         296       375,000    Shared-Def   1,2,3
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4      1,989        75,600    Shared-Def    2,3          75,600
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4      1,121        42,600    Shared-Def                 42,600
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4        358        13,600    Shared-Def   1,2,3         13,600
SAP Aktiengesellschaft       Spnsrd ADR    803054 20 4      3,110       118,200    Shared-Def   2,3,5        118,200
Thermo Electron Corp       4.25% Conv '03  883556 AF 9      1,442     1,625,000    Shared-Def   2,3,5
Thermo Electron Corp       4.25% Conv '03  883556 AF 9      1,997     2,250,000    Shared-Def    2,3
Thermo Electron Corp       4.25% Conv '03  883556 AF 9      1,664     1,875,000    Shared-Def
Thermo Electron Corp       4.25% Conv '03  883556 AF 9        222       250,000    Shared-Def   1,2,3
World Color Press Inc Del  6.00% Conv '07  981443 AA 2      1,690     1,875,000    Shared-Def   2,3,5
World Color Press Inc Del  6.00% Conv '07  981443 AA 2        665       738,000    Shared-Def    2,3
World Color Press Inc Del  6.00% Conv '07  981443 AA 2      1,127     1,250,000    Shared-Def
World Color Press Inc Del  6.00% Conv '07  981443 AA 2        338       375,000    Shared-Def   1,2,3

